LONG-TERM DEBT (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total	$ 0	$ 560,874
Less amount due within one year	0	471,574
Long-Term Debt	0	89,300
Note Payable Issued One [Member]
Debt Instrument [Line Items]
Total	0	100,000
Note Payable Issued Two [Member]
Debt Instrument [Line Items]
Total	0	200,000
Note Payable Issued Three [Member]
Debt Instrument [Line Items]
Total	0	16,800
Note Payable Issued Four [Member]
Debt Instrument [Line Items]
Total	0	32,000
Note Payable Issued Five [Member]
Debt Instrument [Line Items]
Total	0	89,300
Note Payable Issued Six [Member]
Debt Instrument [Line Items]
Total	$ 0	$ 122,774